Summary of Significant Accounting Policies - Changes in Partnership's Capitalized Dry Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 2,215,983
Cost incurred for dry docking	22,283	$ 13,944	$ 10,357
Ending balance	2,905,712	2,215,983
Dry-docking Activity
Property, Plant and Equipment [Roll Forward]
Beginning balance	33,538	33,916	33,635
Cost incurred for dry docking	22,283	13,944	10,357
Write-downs and sales of vessels	(2,782)	(2,886)	0
Dry-dock amortization	(13,895)	(11,436)	(10,076)
Ending balance	$ 39,144	$ 33,538	$ 33,916